9. Notes Payable (Details Narrative) (USD $)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative [Abstract]
Interest Expense		$ 2,393	$ 2,393
Notes payable remaining principal balance			$ 25,000